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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21122

                         Clarion Value Fund Master, LLC
               (Exact name of registrant as specified in charter)

                       230 Park Avenue, New York, NY 10169
             (Address of principal executive offices)   (Zip code)

                                  Daniel Heflin
                         Clarion Value Fund Master, LLC
                                 230 Park Avenue
                               New York, NY 10169
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.
        Attached hereto.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                                               Principal
                                                                                 Amount          Value
---------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (87.27%)
---------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.
   5.433% due 11/10/15 (a)                                                  $  2,500,000      $ 2,359,961
Bank of America First Union National Bank Commercial Mortgage, Inc.
   6.250% due 10/11/11 (a)                                                    12,300,000       11,232,398
Bear Stearns Commercial Mortgage Securities, Inc.
   5.817% due 05/14/09 (a)                                                     2,000,000        2,021,563
   6.000% due 09/11/12 (a)                                                     3,099,999        2,742,409
   5.563% due 09/11/14 (a)                                                     6,356,000        6,175,748
CBM Funding Corp.
   8.645% due 02/01/08                                                           960,000        1,035,338
Chase Commercial Mortgage Securities Corp.
   6.390% due 11/18/08                                                         5,022,043        5,192,126
   6.484% due 02/14/11 (a)                                                     3,500,000        3,784,238
   7.480% due 02/14/11 (a)                                                     2,000,000        2,023,125
   7.370% due 10/19/11 (a)                                                     1,250,000        1,210,693
   6.600% due 08/19/12 (a)                                                     7,800,000        7,361,555
   6.390% due 07/18/13 (a)                                                     7,000,000        6,488,945
CS First Boston Mortgage Securities Corp.
   3.630% due 11/15/06 (a)                                                     1,000,000        1,000,000
   6.080% due 11/15/11 (a)                                                     6,025,000        5,275,122
   6.294% due 03/15/12 (a)                                                     2,350,000        1,755,524
   6.000% due 07/15/12 (a)                                                    23,674,000       17,833,443
   4.231% due 05/15/13 (a)                                                     2,000,000        1,531,719
   5.226% due 11/15/14 (a)                                                     7,767,000        6,067,870
   6.000% due 07/15/17 (a)(b)                                                 15,675,612        2,369,099
   0.257% due 01/15/18 (a)                                                   108,527,123 (c)    4,082,486
   0.271% due 03/15/23 (a)                                                    26,334,976 (c)      987,562
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.
   8.370% due 01/25/05 (a)(b)                                                  6,639,485        4,896,361
Commercial Mortgage Acceptance Corp.
   6.906% due 11/15/09                                                         4,000,000        4,326,719
   7.246% due 06/15/10                                                         3,369,000        3,644,705
   5.440% due 05/15/13 (a)                                                    12,050,000       10,333,346
Commercial Mortgage Pass-Through Certificates
   7.232% due 10/15/08                                                         8,000,000        8,565,313
   5.701% due 12/06/18 (a)                                                     2,000,000        1,843,047
DLJ Commercial Mortgage Corp.
   5.750% due 02/10/09 (a)                                                     8,200,000        7,084,351
   7.600% due 06/15/10 (a)                                                    10,000,000        9,654,297
   7.600% due 01/15/13 (a)                                                     2,100,000        1,896,398
   6.410% due 11/15/17 (a)                                                    12,500,000        3,256,348
DLJ Mortgage Acceptance Corp.
   7.830% due 10/12/06 (a)                                                     3,500,000        3,740,215
First Union - Lehman Brothers Commercial Mortgage Corp.
   7.500% due 09/18/15                                                         2,600,000        2,433,539
First Union National Bank Commercial Mortgage Corp.
   6.155% due 08/15/11 (a)                                                     1,480,000        1,321,189
GE Capital Commercial Mortgage Corp.
   0.174% due 11/10/14 (a)                                                    40,408,790 (c)    1,027,583
   0.182% due 10/10/19 (a)                                                   150,575,703 (c)    5,440,722
   0.054% due 04/06/12 (a)                                                   108,000,000 (c)      995,630

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CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (CONTINUED)
July 31, 2004 (unaudited)

                                                            Principal
                                                              Amount           Value
---------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
---------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II
   4.455% due 01/10/11 (a)                               $  4,000,000      $  3,714,375
J.P. Morgan Chase Commercial Mortgage Securities Corp.
   5.626% due 12/12/11 (a)                                  4,469,750         3,673,052
   6.150% due 01/15/12 (a)                                  4,954,500         4,374,668
   5.056% due 01/12/13 (a)                                 21,384,000        14,543,946
   5.015% due 10/15/15 (a)                                  6,513,000         5,049,356
   5.878% due 10/15/15 (a)                                  2,000,000         1,919,531
   5.443% due 01/15/19 (a)                                  3,343,000         2,999,167
   5.056% due 12/12/22 (a)(b)                              16,770,351         1,894,526
   0.357% due 01/12/23 (a)                                122,309,596 (c)     4,381,166
   0.383% due 01/12/23 (a)                                118,125,139 (c)     4,268,192
   0.305% due 06/12/24 (a)                                 62,460,313 (c)       800,273
J.P. Morgan Commercial Mortgage Finance Corp.
   8.093% due 03/25/06                                        635,000           672,802
LB UBS Commercial Mortgage Trust
   7.585% due 02/15/10 (a)                                  6,091,000         5,870,677
   6.950% due 03/15/12 (a)                                  1,571,500         1,705,937
   5.224% due 08/15/13 (a)                                 14,287,000        11,723,331
   5.281% due 01/15/16 (a)                                  3,000,000         2,805,938
   0.521% due 10/15/19 (a)                                 48,484,248 (c)     2,073,836
   0.216% due 08/15/21 (a)                                244,345,334 (c)     7,941,223
Merrill Lynch Mortgage Investors, Inc.
   7.420% due 03/25/06                                      3,250,000         3,409,707
   6.250% due 10/10/16 (a)                                  6,000,000         4,870,313
   7.799% due 01/15/18                                        453,149           471,062
Merrill Lynch Mortgage Trust
   5.421% due 05/12/14 (a)                                  3,675,000         3,018,668
Morgan Stanley Capital I
   7.536% due 02/15/08                                      7,275,000         7,820,625
Morgan Stanley Dean Witter Capital I
   4.180% due 09/12/12                                      1,466,298         1,417,498
Mortgage Capital Funding, Inc.
   5.750% due 10/20/06                                      8,000,000         7,449,687
   7.915% due 05/20/07                                      4,670,833         4,893,610
   7.214% due 11/20/07 (a)                                 12,000,000        11,803,594
   6.000% due 02/18/08 (a)                                  8,488,000         7,641,842
   7.060% due 02/18/08 (a)                                  3,250,000         3,211,025
Nationslink Funding Corp.
   7.050% due 02/20/08 (a)                                  5,000,000         4,962,109
Salomon Brothers Mortgage Securities VII
   1.374% due 09/18/18 (a)                                 45,842,065 (c)     2,644,872
Wachovia Bank Commercial Mortgage Trust
   4.932% due 04/15/13 (a)                                 16,983,000        13,115,382
   5.031% due 11/15/13 (a)                                  9,596,000         7,650,191
   5.358% due 10/15/13 (a)                                  5,189,000         4,280,722
   5.673% due 09/15/14 (a)                                  4,239,000         4,053,213
   5.382% due 06/15/15 (a)                                  2,827,000         2,199,539
   0.047% due 11/15/18 (a)                                111,011,889 (c)     1,526,413
   0.162% due 01/15/21 (a)                                149,234,815 (c)     4,442,064
   0.247% due 10/15/22 (a)                                 90,924,614 (c)     3,438,087
---------------------------------------------------------------------------------------
   Total Commercial Mortgage-Backed Securities
      (Cost $340,030,544)                                                   347,722,906
---------------------------------------------------------------------------------------

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CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (CONTINUED)
July 31, 2004 (unaudited)

                                                            Principal
                                                             Amount        Value
-----------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (3.64%)
-----------------------------------------------------------------------------------
Government National Mortgage Association
   5.314% due 01/16/44                                     $  511,170   $   443,979
   5.558% due 03/16/44                                      1,013,958       930,901
   5.502% due 09/16/44                                      1,910,461     1,681,281
   5.364% due 01/16/45                                      2,129,054     1,862,672
   5.126% due 11/16/45                                      1,571,992     1,299,903
   5.488% due 03/16/46                                      1,562,877     1,371,973
   5.944% due 01/16/47                                      3,120,953     3,014,524
United States Treasury Note
   4.375% due 05/15/07                                      3,750,000     3,884,766
-----------------------------------------------------------------------------------
   Total United States Government Agencies & Obligations
      (Cost $14,771,404)                                                 14,489,999
-----------------------------------------------------------------------------------
CORPORATE BONDS (8.63%)
-----------------------------------------------------------------------------------
Dean Foods Co.
   8.150% due 08/01/07                                        125,000       135,000
Delhaize America, Inc.
   8.125% due 04/15/11                                        500,000       550,000
D. R. Horton, Inc.
   9.375% due 03/15/11                                      1,500,000     1,668,750
Food Lion, Inc.
   8.050% due 04/15/27                                      1,000,000     1,003,020
Forest City Enterprises
   7.625% due 06/01/15                                      1,500,000     1,511,250
Ingles Markets, Inc.
   8.875% due 12/01/11                                      2,200,000     2,288,000
iStar Financial, Inc.
   7.000% due 03/15/08                                        300,000       318,375
   6.500% due 12/15/13                                      2,500,000     2,507,550
K. Hovnanian Enterprises
   8.000% due 04/01/12                                      1,605,000     1,701,300
   8.875% due 04/01/12                                      2,000,000     2,160,000
   7.750% due 05/15/13                                        600,000       612,000
La Quinta Inns
   7.270% due 02/26/07                                      1,950,000     2,008,500
   7.330% due 04/01/08                                        500,000       513,125
Meditrust
   7.300% due 01/16/06                                        500,000       509,375
   7.000% due 08/15/07                                        625,000       643,750
Meritage Corp.
   9.750% due 06/01/11                                      4,130,000     4,543,000
Petco Animal Supplies
   10.750% due 11/01/11                                       500,000       560,000
Ryland Group
   9.125% due 06/15/11                                      2,150,000     2,391,875
Standard Pacific Corp.
   6.500% due 10/01/08                                      1,520,000     1,527,600
   7.750% due 03/15/13                                        500,000       507,795
   5.125% due 04/01/09                                        610,000       576,450
   6.250% due 04/01/14                                      1,450,000     1,334,000
Stater Brothers Holdings
   5.060% due 06/15/10 (a)                                    500,000       512,500
Summit Properties Partnership
   7.200% due 08/15/07                                        500,000       535,625

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CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (CONTINUED)
July 31, 2004 (unaudited)

                                            Principal
                                             Amount         Value
--------------------------------------------------------------------
CORPORATE BONDS (Continued)
--------------------------------------------------------------------
Tanger Properties L.P.
   7.875% due 10/24/04                     $  585,000   $    589,388
Vicar Operating, Inc.
   9.875% due 12/01/09                      1,500,000      1,657,500
William Carter
   10.875% due 08/15/11                     1,350,000      1,512,000
--------------------------------------------------------------------
   Total Corporate Bonds
      (Cost $34,951,472)                                  34,377,728
--------------------------------------------------------------------

--------------------------------------------------------------------
TOTAL SECURITIES (99.54%)
   (Cost $389,753,420) (d)                               396,590,633
--------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (0.46%)                   1,829,458
--------------------------------------------------------------------
NET ASSETS (100.00%)                                    $398,420,091
====================================================================

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2004 was $296,902,675 or 74.52% of net assets.
(b)  Security is deemed illiquid at July 31, 2004 and has been fair valued.
(c)  Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $389,753,420. At July 31, 2004 net unrealized appreciation for all securities based on tax cost was $6,837,213. This consisted of aggregate gross unrealized appreciation for all securities of $18,380,151 and aggregate gross unrealized depreciation for all securities of $11,542,938.

Item 2. Controls and Procedures.

     (a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC


By: /s/ Daniel Heflin
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: September 28, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Daniel Heflin
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: September 28, 2004


By: /s/ Fredrick Arenstein
    -------------------------------------
    Fredrick Arenstein
    Treasurer and Chief Financial Officer

Date: September 28, 2004